SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)
Foreign currency translation exchange rates	6.8632	6.5342	6.9370
Foreign currency translation exchange average rates	$ 6.6174	$ 6.7518	$ 6.6423